Segments (Tables)	12 Months Ended
Jan. 31, 2016
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information
Information for the Company's segments, as well as for Corporate and support, including the reconciliation to income from continuing operations before income taxes, is provided in the following table:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Corporate and support	Consolidated
Fiscal Year Ended January 31, 2016
Net sales	$298,378	$123,408	$56,828	$—	$478,614
Operating income (loss)	19,087	5,346	1,820	(2,148)	24,105
Interest expense, net					(2,467)
Income from continuing operations before income taxes					$21,638
Total assets	$103,109	$73,720	$13,998	$8,754	$199,581
Depreciation and amortization	2,800	2,549	472	3,633	9,454
Capital expenditures	6,728	2,930	695	1,124	11,477

Fiscal Year Ended January 31, 2015
Net sales	$288,049	$136,160	$58,020	$—	$482,229
Operating income (loss)	21,336	6,171	1,976	(2,336)	27,147
Interest expense, net					(2,348)
Income from continuing operations before income taxes					$24,799
Total assets	$101,381	$80,505	$13,995	$7,609	$203,490
Depreciation and amortization	2,665	2,665	473	3,370	9,173
Capital expenditures	6,286	3,936	753	1,199	12,174

Fiscal Year Ended January 31, 2014
Net sales	$279,406	$136,513	$57,157	$—	$473,076
Operating income (loss)	21,787	5,153	1,843	(1,911)	26,872
Interest expense, net					(2,216)
Income from continuing operations before income taxes					$24,656
Total assets	$98,745	$85,370	$14,053	$6,373	$204,541
Depreciation and amortization	2,640	2,658	437	3,135	8,870
Capital expenditures	6,378	4,463	1,071	1,203	13,115

Segment revenues and long-lived assets
Total revenues, consisting of net sales and membership and other income, and long-lived assets, consisting primarily of property and equipment, net, aggregated by the Company's U.S. and non-U.S. operations for fiscal 2016, 2015 and 2014, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2016	2015	2014
Total revenues
U.S. operations	$357,559	$348,227	$338,681
Non-U.S. operations	124,571	137,424	137,613
Total revenues	$482,130	$485,651	$476,294

Long-lived assets
U.S. operations	$82,475	$80,879	$79,644
Non-U.S. operations	34,041	35,776	38,263
Total long-lived assets	$116,516	$116,655	$117,907